Mineral Properties, Net - Changes in Company's Mineral Properties (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Mineral Properties [Roll Forward]
Balance				$ 1,093
Amortization of asset retirement cost asset				(61)
Write-down of mineral property				(1,032)
Write-down of production inventories	$ 10,959	$ 17,924	$ 18,617	$ 0